Document and Entity Information	0 Months Ended
Oct. 17, 2013
Risk/Return:
Document Type	497
Document Period End Date	Oct. 17, 2013
Registrant Name	Advantage Funds, Inc.
Central Index Key	0000914775
Amendment Flag	false
Document Creation Date	Oct. 17, 2013
Document Effective Date	Oct. 17, 2013
Prospectus Date	Jul. 01, 2013
Dreyfus Structured Midcap Fund | Dreyfus Structured Midcap Fund - Class A
Risk/Return:
Trading Symbol	DPSAX
Dreyfus Structured Midcap Fund | Dreyfus Structured Midcap Fund - Class C
Risk/Return:
Trading Symbol	DPSCX
Dreyfus Structured Midcap Fund | Dreyfus Structured Midcap Fund - Class I
Risk/Return:
Trading Symbol	DPSRX
Dreyfus Structured Midcap Fund | Class Y
Risk/Return:
Trading Symbol	DPSYX